Significant Accounting Policies - Sales & marketing expenses, Share-based compensation & Employees benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Advertising expenses	¥ 436,500	¥ 168,700	¥ 80,800
Cumulative share-based compensation expenses	28,900
Total amounts of employee benefit expenses	¥ 158,113	¥ 91,302	¥ 44,313